Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock-Based Compensation, Plan Award Limits

The following table details the award limits under each of the plans.

				Annual Grant Limit For Individual Participants – Performance Based Awards
Plan	Total Plan Award Limit (Shares)	Annual Grant Limit Total As % of Outstanding PPL Common Stock On First Day of Each Calendar Year	Annual Grant Limit Options (Shares)	For awards denominated in shares (Shares)	For awards denominated in denominated in cash (in dollars)
ICP (a)	15,769,431	2%	3,000,000
SIP	10,000,000		2,000,000	750,000	$15,000,000
ICPKE	14,199,796	2%	3,000,000

(a)	Applicable to outstanding awards granted from January 27, 2006 to January 26, 2012. During 2012, the total plan award limit was reached and the ICP was replaced by the SIP.

Performance Units, Weighted Average Grant Date Fair Value	The weighted-average grant date fair value of options granted for PPL Energy Supply was:

2013	2012
$2.19	$2.51

Restricted Stock and Restricted Stock Units, Activity Rollforward

Restricted stock and restricted stock unit activity for PPL Energy Supply for 2014 was:

	Restricted Shares/Units	Weighted- Average Grant Date Fair Value Per Share
Nonvested, beginning of period	1,343,404	$28.71
Transferred	70,298	27.43
Granted	465,238	31.70
Vested	(395,740)	26.19
Forfeited	(25,300)	30.54
Nonvested, end of period	1,457,900	30.13

Restricted Stock and Restricted Stock Units, Total Fair Value Vested at Year End	The total fair value of restricted stock and restricted stock units vesting for PPL Energy Supply for the years ended December 31 was:

2014	2013	2012
$10	$7	$6

Performance Units, Valuation Assumptions

The weighted-average assumptions used in the model were:

	2014	2013	2012
Risk-free interest rate	0.75%	0.36%	0.30%
Expected stock volatility	15.80%	15.50%	19.30%
Expected life	3 years	3 years	3 years

Performance Units, Activity Rollforward

Performance unit activity for PPL Energy Supply for 2014 was:

	Performance Units	Weighted Average Grant Date Fair Value Per Share
Nonvested, beginning of period	170,609	$32.22
Transferred	27,656	32.12
Granted	138,601	34.35
Vested	(45,374)	29.11

Nonvested, end of period	291,492	33.71

Schedule of Assumptions	The assumptions used in the model were:

Risk-free interest rate	2.05%
Expected option life	6 years
Expected stock volatility	21.55%

grant date and the forecasted stock price. The assumptions used in the model were:

	2013	2012
Risk-free interest rate	1.15%	1.13%
Expected option life	6.48 years	6.17 years
Expected stock volatility	18.50%	20.60%
Dividend yield	5.00%	5.00%

Stock Options, Activity Rollforward

Stock option activity for PPL Energy Supply for 2014 was:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contracted Term (years)	Aggregate Total Intrinsic Value
Outstanding at beginning of period	2,845,336	$30.47
Transferred	458,800	30.47
Exercised	(559,120)	28.79

Outstanding at end of period	2,745,016	30.84	5.6	$17
Options exercisable at end of period	2,166,150	31.24	5.0	13

Compensation Costs for Restricted Stock, Restricted Stock Units, Performance Units and Stock Options	Compensation expense for restricted stock, restricted stock units, performance units and stock options accounted for as equity awards for PPL Energy Supply was as follows:

2014	2013	2012
$33	$27	$23

Unrecognized Compensation Cost, Nonvested Restricted Stock, Restricted Stock Units, Performance Units and Stock Option Awards

At December 31, 2014, unrecognized compensation expense related to nonvested restricted stock, restricted stock units, performance units and stock option awards for PPL Energy Supply was:

Unrecognized Compensation Expense	Weighted- Average Period for Recognition
$13	1.8 years

Performance shares
Performance Units, Weighted Average Grant Date Fair Value	The weighted-average grant date fair value of performance units granted for PPL Energy Supply was:

2014	2013	2012
$34.35	$34.29	$31.40

Restricted Stock [Member]
Performance Units, Weighted Average Grant Date Fair Value	The weighted-average grant date fair value of restricted stock and restricted stock units granted for PPL Energy Supply was:

2014	2013	2012
$31.70	$30.42	$28.29